Risks and Financial Instruments - Contractual undiscounted cash outflows (Detail) R$ in Millions	Dec. 31, 2018 BRL (R$)
Total [member]
Summary of risks and financial instruments [line items]
Loans including future contractual interest	R$ 19,323.8
Currency and interest rate hedging instruments	388.3
Trade payables	2,731.7
Less than 1 year [member]
Summary of risks and financial instruments [line items]
Loans including future contractual interest	2,869.0
Currency and interest rate hedging instruments	55.2
Trade payables	2,731.7
Between 1 and 3 years [member]
Summary of risks and financial instruments [line items]
Loans including future contractual interest	4,089.7
Currency and interest rate hedging instruments	172.9
Trade payables	0.0
Between 3 and 5 years [member]
Summary of risks and financial instruments [line items]
Loans including future contractual interest	7,820.3
Currency and interest rate hedging instruments	147.7
Trade payables	0.0
More than 5 years [member]
Summary of risks and financial instruments [line items]
Loans including future contractual interest	4,544.8
Currency and interest rate hedging instruments	12.5
Trade payables	R$ 0.0